Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7	€ 0.7
Tax losses carryforwards	€ 560.2	€ 336.9